Expense Example {- Fidelity Advisor® New Insights Fund} - 12.31 Fidelity Advisor New Insights Fund AMCIZ PRO-12 - Fidelity Advisor® New Insights Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 682
3 years	908
5 years	1,151
10 years	1,849
Class M
Expense Example:
1 year	484
3 years	766
5 years	1,069
10 years	1,928
Class C
Expense Example:
1 year	290
3 years	588
5 years	1,011
10 years	2,190
Class I
Expense Example:
1 year	88
3 years	274
5 years	477
10 years	1,061
Class Z
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	$ 918